Finacial Liabilities at Fair Value (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 26, 2023	Dec. 31, 2023	Dec. 31, 2022
Finacial Liabilities at Fair Value [Line Items]
Percentage of pay fees		7.00%
Financial liability fair value (in Dollars)		$ 1,470	$ 26
Ordinary shares (in Shares)	3,031,250
Exercise of per share (in Dollars per share)	$ 1.28
Warrants fair value (in Dollars)		$ 1,750	1,459
Risk-free interest rate		4.00%
Expected volatility		66.71%
Expected dividend yield		0.00%
Expected term of warrants		3 years 6 months
Private Warrants [Member]
Finacial Liabilities at Fair Value [Line Items]
Risk-free interest rate		4.00%
Expected volatility		66.63%
Expected dividend yield		0.00%
Expected term of warrants		3 years 6 months
Financial liability [Member]
Finacial Liabilities at Fair Value [Line Items]
Financial liability fair value (in Dollars)		$ 11	$ 26